18. Related Party Transactions: Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered
	2023	2022	2021
	$	$	$
Payable to officers and directors	86,616	110,274	236,402
(Receivable) payable to Nova Minerals Ltd.	(10,287)	(10,287)	43,240
	76,329	99,987	279,642